AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 85.3%
Affiliated Mutual Fund — 24.5%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio* (cost $501,634,385)(wa)	49,496,379	$488,034,297
Common Stocks — 54.3%
Australia — 0.2%
BHP Group Ltd.	138,187	3,881,788
Rio Tinto PLC	7,953	499,388
		4,381,176
Belgium — 0.2%
KBC Group NV	58,846	3,663,553
Brazil — 0.3%
Ambev SA, ADR	103,690	267,520
B3 SA - Brasil Bolsa Balcao	132,534	323,520
Banco do Brasil SA	14,019	131,780
Centrais Eletricas Brasileiras SA	15,342	112,260
Itau Unibanco Holding SA, ADR	122,964	660,317
Localiza Rent a Car SA	16,645	194,380
Lojas Renner SA	44,878	119,638
MercadoLibre, Inc.*	919	1,165,182
NU Holdings Ltd. (Class A Stock)*	2,719	19,713
Raia Drogasil SA	93,226	512,075
Suzano SA	18,253	196,382
TIM SA, ADR(a)	8,816	131,358
Transmissora Alianca de Energia Eletrica SA, UTS	6,930	47,688
Vale SA, ADR	32,218	431,721
WEG SA	102,959	744,353
		5,057,887
Canada — 0.8%
Alimentation Couche-Tard, Inc.	58,013	2,946,245
Canadian National Railway Co.	39,273	4,253,021
Fairfax Financial Holdings Ltd.	1,088	891,018
RB Global, Inc.	14,275	892,187
Toronto-Dominion Bank (The)	102,915	6,200,283
		15,182,754
Chile — 0.0%
Banco Santander Chile, ADR	7,095	130,122
China — 2.0%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	14,300	35,435
Alibaba Group Holding Ltd.*	196,352	2,128,885
Amoy Diagnostics Co. Ltd. (Class A Stock)	4,900	16,735
Angel Yeast Co. Ltd. (Class A Stock)	13,400	61,922
ANTA Sports Products Ltd.	10,600	118,607
Baidu, Inc., ADR*(a)	2,189	294,092
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	123,800	103,543
BOC Aviation Ltd., 144A	6,400	44,590
BOE Technology Group Co. Ltd. (Class A Stock)	228,100	120,890
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Budweiser Brewing Co. APAC Ltd., 144A	198,800	$390,684
BYD Co. Ltd. (Class H Stock)	5,000	154,051
Chacha Food Co. Ltd. (Class A Stock)	10,200	45,783
China Construction Bank Corp. (Class H Stock)	964,000	541,915
China International Capital Corp. Ltd. (Class H Stock), 144A	63,200	115,358
China Life Insurance Co. Ltd. (Class H Stock)	92,000	142,567
China Longyuan Power Group Corp. Ltd. (Class H Stock)	137,000	118,817
China Merchants Bank Co. Ltd. (Class A Stock)	8,200	37,337
China Merchants Bank Co. Ltd. (Class H Stock)	62,500	259,475
China Overseas Land & Investment Ltd.	65,500	135,337
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,600	111,031
China Petroleum & Chemical Corp. (Class H Stock)	236,000	128,357
China Resources Land Ltd.	50,000	198,557
China Resources Mixc Lifestyle Services Ltd., 144A	12,000	48,302
China Shenhua Energy Co. Ltd. (Class H Stock)	9,000	29,122
China Vanke Co. Ltd. (Class H Stock)	59,500	65,449
Chongqing Brewery Co. Ltd. (Class A Stock)	4,300	50,359
Chongqing Fuling Zhacai Group Co. Ltd. (Class A Stock)	35,100	76,132
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	2,600	72,693
Country Garden Services Holdings Co. Ltd.	13,000	13,276
CSPC Pharmaceutical Group Ltd.	50,000	36,567
Dongguan Yiheda Automation Co. Ltd. (Class A Stock)	4,260	20,847
ENN Energy Holdings Ltd.	20,900	172,220
Flat Glass Group Co. Ltd. (Class H Stock)	17,000	38,033
Focus Media Information Technology Co. Ltd. (Class A Stock)	26,200	25,722
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	58,551	306,967
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	36,000	164,675
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	5,560	22,705
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	7,600	65,184
H World Group Ltd.*	42,100	165,557
H World Group Ltd., ADR*(a)	5,731	225,973
Haier Smart Home Co. Ltd. (Class H Stock)	65,600	205,037
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	8,100	42,476
A1

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	12,900	$37,115
Hongfa Technology Co. Ltd. (Class A Stock)	11,200	51,665
Huadian Power International Corp. Ltd. (Class H Stock)	338,000	139,534
Huatai Securities Co. Ltd. (Class H Stock), 144A	23,400	29,835
Huayu Automotive Systems Co. Ltd. (Class A Stock)	26,100	67,326
Hundsun Technologies, Inc. (Class A Stock)	4,120	18,416
Imeik Technology Development Co. Ltd. (Class A Stock)	300	16,115
Industrial & Commercial Bank of China Ltd. (Class H Stock)	569,000	272,916
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	97,301	355,281
JA Solar Technology Co. Ltd. (Class A Stock)	11,700	41,190
JD Health International, Inc., 144A*	6,350	32,632
JD.com, Inc., ADR	61,707	1,797,525
JD.com, Inc. (Class A Stock)	67,179	977,376
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	10,000	87,785
Jiumaojiu International Holdings Ltd., 144A	7,000	9,472
Joinn Laboratories China Co. Ltd. (Class H Stock), 144A	10,444	18,494
Kanzhun Ltd., ADR*	2,339	35,483
KE Holdings, Inc., ADR	1,993	30,931
Kingdee International Software Group Co. Ltd.*	53,000	64,865
Kunlun Energy Co. Ltd.	210,000	180,717
Kweichow Moutai Co. Ltd. (Class A Stock)	4,132	1,025,750
Laobaixing Pharmacy Chain JSC (Class A Stock)	9,963	34,909
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	31,500	118,292
Meituan (Class B Stock), 144A*	44,360	642,164
Midea Group Co. Ltd. (Class A Stock)	71,600	546,710
Minth Group Ltd.	16,000	41,124
Montage Technology Co. Ltd. (Class A Stock)	6,024	41,053
NARI Technology Co. Ltd. (Class A Stock)	16,200	49,337
NetEase, Inc.	57,110	1,145,127
NIO, Inc. (Class A Stock)*	4,450	40,308
NXP Semiconductors NV	38,788	7,754,497
Oppein Home Group, Inc. (Class A Stock)	4,200	55,407
PDD Holdings, Inc., ADR*(a)	4,547	445,924
PetroChina Co. Ltd. (Class H Stock)	278,000	208,342
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	20,100	47,600
PICC Property & Casualty Co. Ltd. (Class H Stock)	144,000	184,390
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Ping An Bank Co. Ltd. (Class A Stock)	83,900	$129,460
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	193,500	1,097,464
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	159,000	80,064
Prosus NV*	23,112	681,019
Qingdao Haier Biomedical Co. Ltd. (Class A Stock)	7,158	37,642
Sany Heavy Industry Co. Ltd. (Class A Stock)	11,500	25,141
Shanghai Baosight Software Co. Ltd. (Class A Stock)	8,668	53,788
Shanghai Liangxin Electrical Co. Ltd. (Class A Stock)	25,100	38,578
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	3,400	126,456
Shenzhou International Group Holdings Ltd.	8,100	77,028
Silergy Corp.	7,000	66,352
Skshu Paint Co. Ltd. (Class A Stock)*	5,460	51,594
StarPower Semiconductor Ltd. (Class A Stock)	1,100	27,169
Sunny Optical Technology Group Co. Ltd.	3,300	22,870
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	1,700	29,597
Tencent Holdings Ltd.	247,500	9,594,080
Tingyi Cayman Islands Holding Corp.	32,000	44,654
Trip.com Group Ltd., ADR*	4,338	151,700
Wanhua Chemical Group Co. Ltd. (Class A Stock)	10,400	126,434
Wuliangye Yibin Co. Ltd. (Class A Stock)	16,200	349,418
WuXi AppTec Co. Ltd. (Class H Stock), 144A	14,264	170,100
Wuxi Biologics Cayman, Inc., 144A*	117,500	682,893
Xinyi Solar Holdings Ltd.	64,000	47,575
XPeng, Inc., ADR*	3,344	61,396
XPeng, Inc. (Class A Stock)*	5,948	54,349
Yum China Holdings, Inc. (OOTC)	11,503	640,947
Yum China Holdings, Inc. (XHKG)	3,500	195,889
Zhejiang Dingli Machinery Co. Ltd. (Class A Stock)	11,700	84,731
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Class A Stock)	12,800	83,828
Zhejiang Weixing New Building Materials Co. Ltd. (Class A Stock)	30,470	76,439
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	31,600	109,145
Zijin Mining Group Co. Ltd. (Class H Stock)	142,000	215,272
ZTO Express Cayman, Inc.	2,300	55,548
		39,085,491
Colombia — 0.0%
Bancolombia SA, ADR	1,921	51,252

A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Colombia (cont’d.)
Ecopetrol SA, ADR(a)	6,187	$71,646
		122,898
Denmark — 0.7%
Carlsberg A/S (Class B Stock)	7,816	985,481
Novo Nordisk A/S (Class B Stock)	135,773	12,362,303
		13,347,784
Finland — 0.1%
Nordea Bank Abp	87,185	955,873
France — 2.6%
Air Liquide SA	21,998	3,705,158
Amundi SA, 144A	10,727	602,501
BNP Paribas SA	14,309	909,856
Elis SA	32,391	568,892
Engie SA	283,534	4,348,326
Gaztransport Et Technigaz SA	3,983	489,546
Legrand SA	51,807	4,760,352
LVMH Moet Hennessy Louis Vuitton SE	8,360	6,310,384
Publicis Groupe SA	7,476	565,879
Safran SA	63,575	9,962,789
Sodexo SA	6,541	673,380
SPIE SA	19,638	569,929
Thales SA	3,375	474,333
TotalEnergies SE	112,405	7,390,557
Vinci SA	99,398	10,996,505
		52,328,387
Germany — 1.5%
Allianz SE	26,095	6,209,990
CTS Eventim AG & Co. KGaA	8,608	488,621
Deutsche Boerse AG	16,424	2,836,372
Deutsche Post AG	63,396	2,572,327
DWS Group GmbH & Co. KGaA, 144A	15,323	520,322
Heidelberg Materials AG	8,472	656,160
HUGO BOSS AG	6,550	414,030
Infineon Technologies AG	60,668	2,009,370
Mercedes-Benz Group AG	13,845	963,567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,570	4,505,969
RWE AG	211,802	7,862,049
Scout24 SE, 144A	9,585	664,610
		29,703,387
Greece — 0.0%
Hellenic Telecommunications Organization SA	6,982	101,836
OPAP SA	4,294	71,889
		173,725
Hong Kong — 0.4%
AIA Group Ltd.	753,800	6,096,091
Hong Kong Exchanges & Clearing Ltd.	15,700	582,670
Jardine Matheson Holdings Ltd.	4,400	203,903
Sino Biopharmaceutical Ltd.	95,000	34,196
	Shares	Value
Common Stocks (continued)
Hong Kong (cont’d.)
Techtronic Industries Co. Ltd.	55,000	$530,947
		7,447,807
Hungary — 0.0%
OTP Bank Nyrt	3,694	133,183
Richter Gedeon Nyrt	3,409	82,470
		215,653
India — 0.9%
Aarti Industries Ltd.	7,389	43,625
ABB India Ltd.	699	34,434
Apollo Hospitals Enterprise Ltd.	2,203	136,032
Ashok Leyland Ltd.	56,290	119,712
Asian Paints Ltd.	1,892	71,912
Aurobindo Pharma Ltd.	3,674	40,375
Axis Bank Ltd.	20,657	257,133
Bajaj Finance Ltd.	805	75,508
Bharat Petroleum Corp. Ltd.	15,414	64,299
Biocon Ltd.	16,830	55,082
Britannia Industries Ltd.	3,368	183,927
Cipla Ltd.	3,472	49,518
Colgate-Palmolive India Ltd.	2,378	57,347
Dabur India Ltd.	11,659	77,252
Divi’s Laboratories Ltd.	607	27,458
Dr. Reddy’s Laboratories Ltd.	2,791	187,304
Eicher Motors Ltd.	3,659	151,588
Godrej Properties Ltd.*	4,848	90,467
HCL Technologies Ltd.	3,816	56,559
HDFC Bank Ltd.	202,112	3,706,717
HDFC Bank Ltd., ADR	105,269	6,211,924
HDFC Life Insurance Co. Ltd., 144A	19,176	146,874
Hindalco Industries Ltd.	6,157	36,342
Hindustan Unilever Ltd.	10,434	309,442
ICICI Bank Ltd.	43,763	501,384
ICICI Prudential Life Insurance Co. Ltd., 144A	4,639	31,572
Infosys Ltd., ADR(a)	120,684	2,064,903
InterGlobe Aviation Ltd., 144A*	1,752	50,141
ITC Ltd.	43,943	234,789
Kotak Mahindra Bank Ltd.	14,039	292,573
Larsen & Toubro Ltd.	6,254	227,226
Mahindra & Mahindra Ltd.	12,594	235,178
Maruti Suzuki India Ltd.	2,177	277,566
Max Healthcare Institute Ltd.	5,582	38,131
NTPC Ltd.	30,726	90,692
Oil & Natural Gas Corp. Ltd.	33,051	76,089
Petronet LNG Ltd.	41,271	118,955
Power Grid Corp. of India Ltd.	70,494	169,207
Reliance Industries Ltd.	26,472	745,310
Shriram Finance Ltd.	7,584	175,018
Tata Consultancy Services Ltd.	8,611	364,609
Tata Consumer Products Ltd.	8,871	93,500
UltraTech Cement Ltd.	1,960	194,367
UPL Ltd.	21,028	155,706
WNS Holdings Ltd., ADR*	679	46,484
		18,374,231

A3

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Indonesia — 0.4%
Bank Central Asia Tbk PT	7,081,900	$4,034,806
Bank Mandiri Persero Tbk PT	164,200	63,911
Bank Rakyat Indonesia Persero Tbk PT	3,358,807	1,134,380
Telkom Indonesia Persero Tbk PT	7,197,700	1,744,772
Unilever Indonesia Tbk PT	891,600	215,731
United Tractors Tbk PT	71,200	129,904
		7,323,504
Ireland — 0.2%
AIB Group PLC	172,009	770,981
Bank of Ireland Group PLC	92,456	903,814
Kingspan Group PLC	9,576	715,167
Ryanair Holdings PLC, ADR*	8,304	807,232
		3,197,194
Italy — 0.3%
Buzzi SpA	23,675	646,971
Coca-Cola HBC AG*	31,095	850,255
Prysmian SpA	16,364	656,823
UniCredit SpA	199,450	4,752,174
		6,906,223
Japan — 1.6%
Allegro MicroSystems, Inc.*	15,913	508,261
Daikin Industries Ltd.	14,100	2,210,481
Hoya Corp.	40,300	4,127,425
Japan Exchange Group, Inc.	94,800	1,756,293
Keyence Corp.	6,900	2,551,799
Mitsubishi UFJ Financial Group, Inc.	331,100	2,805,793
Nippon Telegraph & Telephone Corp.	2,242,700	2,654,539
Seven & i Holdings Co. Ltd.	64,100	2,509,528
Shin-Etsu Chemical Co. Ltd.	189,400	5,501,246
Sony Group Corp.	35,700	2,919,389
Tokio Marine Holdings, Inc.	191,600	4,436,249
		31,981,003
Jordan — 0.0%
Hikma Pharmaceuticals PLC	23,743	602,910
Kuwait — 0.0%
National Bank of Kuwait SAKP	40,793	119,530
Macau — 0.0%
Sands China Ltd.*	104,000	316,262
Malaysia — 0.0%
CIMB Group Holdings Bhd	91,500	105,704
Malayan Banking Bhd	33,100	61,921
Petronas Chemicals Group Bhd	72,500	110,812
Public Bank Bhd	212,200	183,337
Tenaga Nasional Bhd	40,000	85,069
		546,843
Mexico — 0.4%
America Movil SAB de CV (Class B Stock)	209,530	180,946
Cemex SAB de CV, UTS*	112,394	73,199
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Fomento Economico Mexicano SAB de CV, ADR	4,753	$518,790
Fomento Economico Mexicano SAB de CV, UTS	9,185	100,127
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	9,234	151,607
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	5,112	125,266
Grupo Financiero Banorte SAB de CV (Class O Stock)	106,639	893,803
Grupo Mexico SAB de CV (Class B Stock)	34,431	162,716
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	44,033	87,674
Regional SAB de CV	9,916	71,101
Wal-Mart de Mexico SAB de CV	1,518,490	5,731,532
		8,096,761
Netherlands — 1.4%
ASML Holding NV (XAMS)	12,677	7,463,588
ASML Holding NV (NYSE)	554	326,117
Koninklijke Ahold Delhaize NV	41,855	1,261,497
Koninklijke KPN NV	238,638	786,233
Shell PLC	538,672	17,072,789
		26,910,224
Norway — 0.0%
Aker Solutions ASA	74,737	300,723
Panama — 0.0%
Copa Holdings SA (Class A Stock)	558	49,729
Peru — 0.0%
Credicorp Ltd.	3,979	509,193
Philippines — 0.0%
ACEN Corp.	15,270	1,324
Ayala Land, Inc.	108,200	56,223
BDO Unibank, Inc.	22,650	56,690
		114,237
Poland — 0.0%
Dino Polska SA, 144A*	714	57,865
Powszechny Zaklad Ubezpieczen SA	8,681	81,997
		139,862
Portugal — 0.0%
Jeronimo Martins SGPS SA	3,658	82,152
Qatar — 0.0%
Industries Qatar QSC	30,094	113,401
Qatar National Bank QPSC	47,737	201,985
		315,386
Russia — 0.0%
Gazprom PJSC*^	165,440	—
Magnitogorsk Iron & Steel Works PJSC*^	112,615	—
MMC Norilsk Nickel PJSC*^	1,439	—
MMC Norilsk Nickel PJSC, ADR*^	8	—

A4

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Russia (cont’d.)
Novatek PJSC^	5,822	$1
Rosneft Oil Co. PJSC^	30,688	—
Sberbank of Russia PJSC^	43,116	—
Sberbank of Russia PJSC, ADR*(a)^	18,600	2
Severstal PAO, GDR*^	11,949	1
TCS Group Holding PLC, GDR*^	2,342	—
X5 Retail Group NV, GDR*^	7,231	1
		5
Saudi Arabia — 0.1%
Al Rajhi Bank	21,202	384,107
Alinma Bank	15,836	141,154
Almarai Co. JSC	6,891	116,922
Dr. Sulaiman Al Habib Medical Services Group Co.	345	21,682
Etihad Etisalat Co.	9,164	108,861
SABIC Agri-Nutrients Co.	2,752	97,667
Saudi Arabian Mining Co.*	5,632	60,633
Saudi Arabian Oil Co., 144A	22,362	208,326
Saudi Basic Industries Corp.	10,578	232,920
Saudi National Bank (The)	34,373	300,748
Saudi Telecom Co.	17,980	180,319
		1,853,339
Singapore — 0.4%
DBS Group Holdings Ltd.	347,600	8,536,935
Sea Ltd., ADR*	3,890	170,966
		8,707,901
South Africa — 0.1%
Absa Group Ltd.	5,661	52,171
Bid Corp. Ltd.	23,412	521,516
Bidvest Group Ltd. (The)	22,675	326,064
Capitec Bank Holdings Ltd.	6,827	617,303
Clicks Group Ltd.	10,950	149,478
Discovery Ltd.*	5,949	43,095
FirstRand Ltd.	58,376	196,577
Foschini Group Ltd. (The)	13,210	68,732
Gold Fields Ltd.	4,496	48,731
Impala Platinum Holdings Ltd.	9,720	50,633
MTN Group Ltd.	22,859	136,103
Naspers Ltd. (Class N Stock)	1,482	237,104
Sanlam Ltd.	32,781	113,723
Standard Bank Group Ltd.	19,975	193,567
Vodacom Group Ltd.	7,821	43,640
		2,798,437
South Korea — 1.0%
BGF retail Co. Ltd.	480	50,180
Hana Financial Group, Inc.	6,564	205,640
Hankook Tire & Technology Co. Ltd.	1,344	39,313
HL Mando Co. Ltd.	1,356	42,202
Hyundai Glovis Co. Ltd.	1,041	142,082
Hyundai Mobis Co. Ltd.	1,019	181,360
Hyundai Motor Co.	671	94,882
JYP Entertainment Corp.	369	30,641
KakaoBank Corp.	2,705	46,813
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
KB Financial Group, Inc.	6,093	$248,515
Kia Corp.	3,963	238,534
KIWOOM Securities Co. Ltd.	727	50,801
LG Chem Ltd.	1,890	691,997
LG Energy Solution Ltd.*	245	86,401
LG H&H Co. Ltd.	713	235,226
Lotte Chemical Corp.	551	55,940
NAVER Corp.	4,586	685,675
NCSoft Corp.	404	66,422
POSCO Holdings, Inc.	577	227,320
Samsung Biologics Co. Ltd., 144A*	340	171,628
Samsung C&T Corp.	671	53,499
Samsung Electronics Co. Ltd.	118,089	5,969,887
Samsung Electronics Co. Ltd., GDR	6,348	7,982,695
Samsung Engineering Co. Ltd.*	3,406	76,216
Samsung Fire & Marine Insurance Co. Ltd.	1,070	205,789
Samsung SDI Co. Ltd.	225	85,030
Shinhan Financial Group Co. Ltd.	5,425	142,776
SK Hynix, Inc.	5,806	491,563
SK IE Technology Co. Ltd., 144A*	811	44,309
SK Innovation Co. Ltd.*	1,017	111,586
SK Telecom Co. Ltd.	2,449	94,345
SK, Inc.	420	45,413
SKC Co. Ltd.	906	50,866
S-Oil Corp.	1,908	111,592
		19,057,138
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	121,581	983,946
Banco de Sabadell SA	452,067	522,984
Industria de Diseno Textil SA	102,090	3,798,979
		5,305,909
Sweden — 0.3%
Atlas Copco AB (Class A Stock)	227,929	3,061,241
Volvo AB (Class B Stock)	178,930	3,685,536
		6,746,777
Switzerland — 0.3%
Accelleron Industries AG	23,569	610,919
Novartis AG	25,373	2,591,310
Zurich Insurance Group AG	6,788	3,105,888
		6,308,117
Taiwan — 1.3%
Accton Technology Corp.	11,000	168,764
Advantech Co. Ltd.	17,043	182,490
ASE Technology Holding Co. Ltd.	59,000	201,394
AUO Corp.*	132,000	67,084
Chailease Holding Co. Ltd.	30,386	170,625
Chunghwa Telecom Co. Ltd.	42,000	150,964
CTBC Financial Holding Co. Ltd.	269,000	204,379
Delta Electronics, Inc.	110,000	1,107,911
E.Sun Financial Holding Co. Ltd.	218,740	164,437
Eclat Textile Co. Ltd.	8,000	120,715
eMemory Technology, Inc.	1,000	62,784

A5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Fubon Financial Holding Co. Ltd.	102,543	$193,060
Giant Manufacturing Co. Ltd.	8,000	44,174
Hon Hai Precision Industry Co. Ltd.	70,000	225,626
Largan Precision Co. Ltd.	4,373	289,705
MediaTek, Inc.	7,000	160,040
Mega Financial Holding Co. Ltd.	42,336	49,490
Nan Ya Plastics Corp.	70,000	144,412
Nien Made Enterprise Co. Ltd.	7,000	67,204
Novatek Microelectronics Corp.	6,000	78,790
President Chain Store Corp.	68,000	552,796
Quanta Computer, Inc.	17,000	127,230
Realtek Semiconductor Corp.	13,000	159,619
Taiwan Mobile Co. Ltd.	31,000	90,879
Taiwan Semiconductor Manufacturing Co. Ltd.	393,000	6,408,354
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,579	14,736,415
Uni-President Enterprises Corp.	85,000	184,744
United Microelectronics Corp.	88,000	123,567
Vanguard International Semiconductor Corp.	14,000	29,585
Wiwynn Corp.	2,570	119,841
Yuanta Financial Holding Co. Ltd.	201,169	156,271
		26,543,349
Thailand — 0.1%
Airports of Thailand PCL, NVDR*	73,500	140,621
Bangkok Bank PCL, NVDR	11,100	50,946
CP ALL PCL	29,300	48,590
Fabrinet*	4,000	666,480
Indorama Ventures PCL, NVDR	57,100	40,654
Kasikornbank PCL, NVDR	24,200	83,529
PTT Exploration & Production PCL, NVDR	38,600	180,113
PTT Global Chemical PCL, NVDR	90,900	85,724
PTT PCL, NVDR	99,100	90,890
SCB X PCL, NVDR	26,900	75,566
SCG Packaging PCL, NVDR	41,100	42,988
Siam Cement PCL (The)	10,100	83,273
Siam Cement PCL (The), NVDR	6,600	54,416
Thai Oil PCL	62,638	86,316
Thai Union Group PCL, NVDR	107,100	42,577
		1,772,683
Turkey — 0.0%
BIM Birlesik Magazalar A/S	6,779	67,817
Ford Otomotiv Sanayi A/S	1,543	47,489
KOC Holding A/S	10,100	53,989
		169,295
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	62,597	99,709
Emaar Properties PJSC	114,323	250,188
Emirates Telecommunications Group Co. PJSC	13,221	73,578
First Abu Dhabi Bank PJSC	19,167	70,976
		494,451
	Shares	Value
Common Stocks (continued)
United Kingdom — 2.1%
3i Group PLC	165,785	$4,172,918
Anglogold Ashanti PLC	3,314	53,245
Ashtead Group PLC	12,063	731,532
AstraZeneca PLC	41,921	5,654,493
BP PLC	903,703	5,825,210
Diageo PLC	63,815	2,352,739
Dunelm Group PLC	4,945	63,136
Games Workshop Group PLC	4,312	555,214
Inchcape PLC	41,018	377,794
InterContinental Hotels Group PLC	23,419	1,731,937
Lloyds Banking Group PLC	8,096,746	4,351,145
Melrose Industries PLC	133,834	762,907
RELX PLC (XLON)	98,144	3,311,372
RELX PLC (BATE)	125,806	4,252,775
Rolls-Royce Holdings PLC*	254,171	681,022
Rotork PLC	149,126	564,954
SSE PLC	134,421	2,634,160
Taylor Wimpey PLC	313,639	447,306
TechnipFMC PLC	71,682	1,458,012
Weir Group PLC (The)	18,688	431,786
Whitbread PLC	29,108	1,225,240
		41,638,897
United States — 34.3%
AbbVie, Inc.	69,851	10,411,990
Accenture PLC (Class A Stock)	4,670	1,434,204
Acushnet Holdings Corp.(a)	18,080	958,963
Adobe, Inc.*	7,859	4,007,304
Advanced Micro Devices, Inc.*	44,042	4,528,398
AECOM	7,666	636,585
Agiliti, Inc.*	58,457	379,386
Air Lease Corp.	11,963	471,462
Albertson’s Cos., Inc. (Class A Stock)	36,184	823,186
Align Technology, Inc.*	1,866	569,727
Alnylam Pharmaceuticals, Inc.*	4,492	795,533
Alphabet, Inc. (Class A Stock)*	29,000	3,794,940
Alphabet, Inc. (Class C Stock)*	61,254	8,076,340
Amazon.com, Inc.*	211,748	26,917,406
American Express Co.	18,493	2,758,971
American Homes 4 Rent (Class A Stock), REIT	27,949	941,602
Ameriprise Financial, Inc.	4,796	1,581,145
AMETEK, Inc.	8,467	1,251,084
Analog Devices, Inc.	27,470	4,809,722
Apple Hospitality REIT, Inc., REIT(a)	35,406	543,128
Apple, Inc.	138,957	23,790,828
Applied Industrial Technologies, Inc.	7,539	1,165,605
AptarGroup, Inc.	11,799	1,475,347
Arista Networks, Inc.*	3,363	618,557
AssetMark Financial Holdings, Inc.*	28,703	719,871
AutoZone, Inc.*	554	1,407,154
Axalta Coating Systems Ltd.*	56,359	1,516,057
AZEK Co., Inc. (The)*	31,800	945,732
Azenta, Inc.*(a)	10,960	550,082
Badger Meter, Inc.	7,660	1,102,044
Baker Hughes Co.	88,289	3,118,367
Balchem Corp.	3,421	424,341
Bank of America Corp.	223,794	6,127,480

A6

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
BankUnited, Inc.	27,850	$632,195
Bath & Body Works, Inc.	19,212	649,366
Berkshire Hathaway, Inc. (Class B Stock)*	12,620	4,420,786
Best Buy Co., Inc.	7,888	547,979
Biogen, Inc.*	4,544	1,167,853
BJ’s Wholesale Club Holdings, Inc.*(a)	19,950	1,423,832
Blackstone, Inc.(a)	16,045	1,719,061
Booking Holdings, Inc.*	867	2,673,785
Boston Scientific Corp.*	24,912	1,315,354
Brady Corp. (Class A Stock)	8,438	463,415
Bright Horizons Family Solutions, Inc.*	14,160	1,153,474
Bristol-Myers Squibb Co.	116,179	6,743,029
Brixmor Property Group, Inc., REIT	43,051	894,600
Broadcom, Inc.	2,259	1,876,280
Brunswick Corp.	14,560	1,150,240
Cadence Design Systems, Inc.*	3,304	774,127
Capital One Financial Corp.	29,228	2,836,577
Carlisle Cos., Inc.	3,341	866,188
Carnival PLC*	27,334	330,983
Casella Waste Systems, Inc. (Class A Stock)*	16,960	1,294,048
Casey’s General Stores, Inc.	4,760	1,292,435
CBRE Group, Inc. (Class A Stock)*	13,162	972,145
CDW Corp.	2,369	477,969
Cencora, Inc.(a)	10,653	1,917,220
Certara, Inc.*	37,819	549,888
Charles Schwab Corp. (The)	66,379	3,644,207
Charter Communications, Inc. (Class A Stock)*	3,109	1,367,400
Chemed Corp.(a)	2,570	1,335,629
Cheniere Energy, Inc.	6,357	1,055,008
Chevron Corp.	37,540	6,329,995
Chubb Ltd.	4,411	918,282
Cigna Group (The)	3,216	920,001
Cisco Systems, Inc.	13,678	735,329
Citigroup, Inc.	9,944	408,997
Citizens Financial Group, Inc.	29,292	785,026
Claire’s Private Placement*^	313	78,250
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	55,578	1,074,879
CME Group, Inc.	49,361	9,883,059
CNA Financial Corp.	12,370	486,760
Coca-Cola Co. (The)	219,767	12,302,557
Columbia Sportswear Co.	9,131	676,607
Commerce Bancshares, Inc.	18,237	875,011
Confluent, Inc. (Class A Stock)*(a)	29,635	877,492
ConocoPhillips	61,003	7,308,159
Constellation Brands, Inc. (Class A Stock)	3,127	785,909
Cooper Cos., Inc. (The)	2,614	831,278
Copart, Inc.*	33,799	1,456,399
Core & Main, Inc. (Class A Stock)*	20,800	600,080
Coterra Energy, Inc.	23,733	641,978
Crowdstrike Holdings, Inc. (Class A Stock)*	4,599	769,781
CubeSmart, REIT	26,310	1,003,200
Cullen/Frost Bankers, Inc.	9,727	887,200
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Cushman & Wakefield PLC*(a)	79,847	$608,434
CVS Health Corp.	11,865	828,414
Danaher Corp.	5,952	1,476,691
Deere & Co.	20,744	7,828,371
Definitive Healthcare Corp.*(a)	49,759	397,574
Dick’s Sporting Goods, Inc.(a)	6,217	675,042
Dollar General Corp.	2,871	303,752
Dominion Energy, Inc.	18,547	828,494
Douglas Dynamics, Inc.	16,347	493,352
Dover Corp.	7,981	1,113,429
Dow, Inc.(a)	55,483	2,860,703
Driven Brands Holdings, Inc.*	47,774	601,475
DT Midstream, Inc.	15,361	812,904
EastGroup Properties, Inc., REIT	8,770	1,460,468
Eastman Chemical Co.	9,354	717,639
Eaton Corp. PLC	15,294	3,261,904
Edison International	10,901	689,924
Eli Lilly & Co.	5,762	3,094,943
Encompass Health Corp.	24,173	1,623,459
Energizer Holdings, Inc.(a)	18,198	583,064
Entegris, Inc.	8,332	782,458
Entergy Corp.	4,053	374,903
Envestnet, Inc.*(a)	14,929	657,324
Envista Holdings Corp.*	31,295	872,505
EOG Resources, Inc.	39,595	5,019,062
EPAM Systems, Inc.*	1,724	440,810
Evercore, Inc. (Class A Stock)	8,377	1,155,021
Exact Sciences Corp.*	13,845	944,506
Federal Realty Investment Trust, REIT	8,159	739,450
FedEx Corp.	3,176	841,386
Ferguson PLC	18,456	3,037,307
First Advantage Corp.	72,021	993,170
First Citizens BancShares, Inc. (Class A Stock)	699	964,690
First Financial Bancorp	39,860	781,256
First Hawaiian, Inc.	42,990	775,970
First Interstate BancSystem, Inc. (Class A Stock)(a)	31,761	792,119
FleetCor Technologies, Inc.*	2,959	755,551
Fortrea Holdings, Inc.*	8,073	230,807
Fortune Brands Innovations, Inc.(a)	14,327	890,566
Freeport-McMoRan, Inc.	12,747	475,336
Freshpet, Inc.*(a)	12,056	794,249
Frontier Communications Parent, Inc.*	1	16
Garmin Ltd.	6,399	673,175
Gates Industrial Corp. PLC*	16,152	187,525
Generac Holdings, Inc.*(a)	5,156	561,798
General Dynamics Corp.	4,664	1,030,604
Genpact Ltd.	1,163	42,101
Globant SA*	306	60,542
Goodman Networks, Inc.*^	1,490	—
GSK PLC	57,826	1,046,292
Guidewire Software, Inc.*	10,168	915,120
Hartford Financial Services Group, Inc. (The)	6,760	479,352
HashiCorp, Inc. (Class A Stock)*(a)	14,845	338,911
Hayward Holdings, Inc.*(a)	76,303	1,075,872
HCA Healthcare, Inc.	4,742	1,166,437

A7

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
HealthEquity, Inc.*	19,280	$1,408,404
Henry Schein, Inc.*	9,195	682,729
Hillman Solutions Corp.*	106,509	878,699
Hilton Worldwide Holdings, Inc.	28,402	4,265,412
Home Depot, Inc. (The)	2,674	807,976
Honeywell International, Inc.	4,566	843,523
Howmet Aerospace, Inc.	13,142	607,818
Hubbell, Inc.	3,069	961,855
HubSpot, Inc.*	2,562	1,261,785
IAC, Inc.*	16,434	828,109
ICU Medical, Inc.*(a)	7,218	859,014
Ingersoll Rand, Inc.	17,548	1,118,159
International Business Machines Corp.	4,923	690,697
Intuit, Inc.	7,115	3,635,338
Intuitive Surgical, Inc.*	4,392	1,283,738
ITT, Inc.	3,045	298,136
J.B. Hunt Transport Services, Inc.	4,768	898,863
Jabil, Inc.	7,834	994,056
Johnson & Johnson	30,607	4,767,040
Kenvue, Inc.	41,062	824,525
Keurig Dr. Pepper, Inc.	34,313	1,083,261
Kimco Realty Corp., REIT	69,312	1,219,198
Kinder Morgan, Inc.	78,715	1,305,095
Kinsale Capital Group, Inc.	2,485	1,029,113
Knight-Swift Transportation Holdings, Inc.	18,873	946,481
Kraft Heinz Co. (The)	29,853	1,004,255
Laboratory Corp. of America Holdings(a)	4,552	915,180
Lam Research Corp.	2,315	1,450,973
Lamar Advertising Co. (Class A Stock), REIT(a)	9,195	767,507
Landstar System, Inc.	6,034	1,067,656
LCI Industries	7,310	858,340
Liberty Broadband Corp. (Class C Stock)*	10,205	931,921
Liberty Media Corp.-Liberty Live (Class C Stock)*	10,016	321,514
Liberty Media Corp.-Liberty SiriusXM*	34,303	873,354
Lincoln Electric Holdings, Inc.(a)	6,889	1,252,351
Linde PLC	9,618	3,578,442
Loews Corp.	39,288	2,487,323
Lowe’s Cos., Inc.	25,316	5,261,677
Lululemon Athletica, Inc.*	2,063	795,513
M&T Bank Corp.	19,106	2,415,954
MACOM Technology Solutions Holdings, Inc.*	21,151	1,725,499
Marriott International, Inc. (Class A Stock)	7,442	1,462,800
Martin Marietta Materials, Inc.(a)	4,045	1,660,392
Mastercard, Inc. (Class A Stock)	42,299	16,746,597
McDonald’s Corp.	30,045	7,915,055
McKesson Corp.	1,839	799,689
Medtronic PLC	7,787	610,189
Merck & Co., Inc.	8,764	902,254
Meta Platforms, Inc. (Class A Stock)*	62,900	18,883,209
Mettler-Toledo International, Inc.*	331	366,771
MGIC Investment Corp.	42,002	701,013
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Microsoft Corp.	143,362	$45,266,551
Mid-America Apartment Communities, Inc., REIT	7,812	1,005,014
Middleby Corp. (The)*	5,106	653,568
Moelis & Co. (Class A Stock)(a)	14,321	646,307
Mohawk Industries, Inc.*	9,958	854,496
Monarch Casino & Resort, Inc.	8,920	553,932
MongoDB, Inc.*	3,215	1,111,940
Morgan Stanley	56,928	4,649,310
Morningstar, Inc.	3,382	792,200
MSA Safety, Inc.	9,846	1,552,222
Murphy USA, Inc.	2,391	817,076
MYT Holding LLC (Class B Stock)*^	92,685	41,708
Natera, Inc.*	11,498	508,787
nCino, Inc.*(a)	23,054	733,117
Neogen Corp.*	37,300	691,542
Nestle SA	50,731	5,742,547
Netflix, Inc.*	3,228	1,218,893
Newell Brands, Inc.	62,883	567,833
Nexstar Media Group, Inc.	3,788	543,086
NextEra Energy, Inc.(a)	134,309	7,694,563
nLight, Inc.*	35,930	373,672
NNN REIT, Inc., REIT	28,167	995,422
Norfolk Southern Corp.	9,576	1,885,802
Northern Trust Corp.(a)	10,515	730,582
Northrop Grumman Corp.	6,858	3,018,823
Northwestern Energy Group, Inc.	17,530	842,492
Novanta, Inc.*(a)	8,637	1,238,891
NVIDIA Corp.	44,762	19,471,022
Old Dominion Freight Line, Inc.	2,089	854,693
Oracle Corp.	29,057	3,077,717
Packaging Corp. of America	9,927	1,524,291
Palo Alto Networks, Inc.*(a)	7,654	1,794,404
Parade Technologies Ltd.	1,000	30,608
Paycor HCM, Inc.*(a)	41,950	957,719
Performance Food Group Co.*(a)	22,595	1,329,942
Perimeter Solutions SA*	79,838	362,465
PG&E Corp.*	181,789	2,932,257
Philip Morris International, Inc.	12,184	1,127,995
Phillips 66	11,746	1,411,282
Pioneer Natural Resources Co.	9,762	2,240,867
Planet Fitness, Inc. (Class A Stock)*	17,818	876,289
PNC Financial Services Group, Inc. (The)	8,826	1,083,568
Pool Corp.	1,442	513,496
Portland General Electric Co.	23,260	941,565
Post Holdings, Inc.*	12,259	1,051,087
Power Integrations, Inc.(a)	17,594	1,342,598
PPG Industries, Inc.	12,521	1,625,226
Primo Water Corp.	76,960	1,062,048
Procter & Gamble Co. (The)	10,073	1,469,248
Progressive Corp. (The)	79,374	11,056,798
Progyny, Inc.*	21,570	733,811
Prologis, Inc., REIT	75,029	8,419,004
Public Service Enterprise Group, Inc.(a)	50,873	2,895,182
Public Storage, REIT	3,908	1,029,836
Quaker Chemical Corp.(a)	7,130	1,140,800

A8

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Qualys, Inc.*(a)	2,110	$321,881
Quanta Services, Inc.	8,909	1,666,607
Quest Diagnostics, Inc.	4,583	558,484
QuidelOrtho Corp.*	12,221	892,622
Ralph Lauren Corp.(a)	8,284	961,690
Rayonier, Inc., REIT(a)	29,894	850,783
RBC Bearings, Inc.*(a)	6,463	1,513,182
Regeneron Pharmaceuticals, Inc.*	14,190	11,677,802
Regions Financial Corp.	71,452	1,228,974
RLI Corp.(a)	8,963	1,217,982
Roche Holding AG	13,557	3,701,076
Ross Stores, Inc.	47,134	5,323,785
Royalty Pharma PLC (Class A Stock)	22,118	600,283
RTX Corp.	14,767	1,062,781
Ryman Hospitality Properties, Inc., REIT	12,520	1,042,666
S&P Global, Inc.	27,232	9,950,845
SAL TopCo LLC*^	7,526	7,526
Savers Value Village, Inc.*	23,200	433,144
Schneider Electric SE	5,902	972,604
Seagate Technology Holdings PLC	7,139	470,817
ServisFirst Bancshares, Inc.(a)	16,034	836,494
Shoals Technologies Group, Inc. (Class A Stock)*	30,320	553,340
Silgan Holdings, Inc.	10,403	448,473
Simpson Manufacturing Co., Inc.	9,051	1,355,930
Snowflake, Inc. (Class A Stock)*	5,877	897,829
State Street Corp.	8,439	565,075
Stellantis NV	57,076	1,093,625
StepStone Group, Inc. (Class A Stock)	35,740	1,128,669
Stericycle, Inc.*	24,182	1,081,177
Synopsys, Inc.*	2,172	996,883
T. Rowe Price Group, Inc.	4,748	497,923
Take-Two Interactive Software, Inc.*	5,794	813,420
TD SYNNEX Corp.	8,213	820,150
Teradyne, Inc.(a)	9,936	998,171
Tesla, Inc.*	23,598	5,904,692
Texas Instruments, Inc.	8,055	1,280,826
Texas Roadhouse, Inc.	8,173	785,425
Thermo Fisher Scientific, Inc.	2,230	1,128,759
Timken Co. (The)	7,906	581,012
TJX Cos., Inc. (The)	28,628	2,544,457
T-Mobile US, Inc.*	4,102	574,485
Toro Co. (The)	11,012	915,097
Trade Desk, Inc. (The) (Class A Stock)*	17,350	1,355,903
Trane Technologies PLC	14,834	3,009,967
Travelers Cos., Inc. (The)	8,285	1,353,023
U.S. Bancorp(a)	67,087	2,217,896
Uber Technologies, Inc.*	210,450	9,678,595
UniFirst Corp.	5,130	836,241
Union Pacific Corp.	5,163	1,051,342
United Parcel Service, Inc. (Class B Stock)	2,542	396,222
UnitedHealth Group, Inc.	39,085	19,706,266
Utz Brands, Inc.(a)	59,390	797,608
Verizon Communications, Inc.	19,702	638,542
Verra Mobility Corp.*(a)	44,910	839,817
Vertex Pharmaceuticals, Inc.*	5,904	2,053,057
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Vulcan Materials Co.	9,494	$1,917,978
W.R. Berkley Corp.	11,070	702,834
Wells Fargo & Co.	190,711	7,792,451
Welltower, Inc., REIT(a)	5,625	460,800
Wendy’s Co. (The)	54,460	1,111,529
Westrock Co.	16,338	584,900
WEX, Inc.*	8,050	1,514,124
Weyerhaeuser Co., REIT	51,846	1,589,598
Williams Cos., Inc. (The)	41,911	1,411,982
WillScot Mobile Mini Holdings Corp.*	38,390	1,596,640
Windstream Holdings, Inc.*^	66	693
Wintrust Financial Corp.	14,450	1,090,975
Woodward, Inc.	7,140	887,216
Workday, Inc. (Class A Stock)*	3,954	849,517
Workiva, Inc.*	8,100	820,854
Xcel Energy, Inc.	16,173	925,419
Yum! Brands, Inc.	36,367	4,543,693
Zimmer Biomet Holdings, Inc.	5,427	609,018
		683,932,862

Total Common Stocks (cost $1,061,649,504)		1,083,011,624
Preferred Stocks — 0.1%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	7,688	21,795
Cia Energetica de Minas Gerais (PRFC)	22,934	56,485
Gerdau SA (PRFC)	33,558	160,561
Itausa SA (PRFC)	81,961	147,403
Petroleo Brasileiro SA (PRFC)	77,278	530,094
		916,338
Germany — 0.0%
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	6,612	620,385
United States — 0.0%
Claire’s Stores, Inc., CVT*^	260	546,000
Goodman Networks, Inc.*^	1,772	18
		546,018

Total Preferred Stocks (cost $1,468,055)		2,082,741

Units
Rights* — 0.0%
Brazil
Localiza Rent a Car SA, expiring 11/17/23	122	281
(cost $0)

A9

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Units	Value
Warrants* — 0.0%
United States
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	917	$18,340
(cost $9)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.3%
United States
Ally Auto Receivables Trust,
Series 2022-03, Class A3
5.070%	04/15/27	1,295	1,282,842
Capital One Prime Auto Receivables Trust,
Series 2022-01, Class A3
3.170%	04/15/27	302	291,668
CarMax Auto Owner Trust,
Series 2021-04, Class A3
0.560%	09/15/26	378	361,789
Series 2022-01, Class A3
1.470%	12/15/26	831	799,850
Dell Equipment Finance Trust,
Series 2022-01, Class A3, 144A
2.490%	08/23/27	1,162	1,141,731
Ford Credit Auto Owner Trust,
Series 2021-A, Class A4
0.490%	09/15/26	324	303,916
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class A4
0.540%	05/17/27	163	153,673
Series 2022-02, Class A3
3.100%	02/16/27	689	669,755
Hyundai Auto Receivables Trust,
Series 2022-B, Class A3
3.720%	11/16/26	1,337	1,305,146
Toyota Auto Receivables Owner Trust,
Series 2022-B, Class A3
2.930%	09/15/26	482	469,238
World Omni Auto Receivables Trust,
Series 2021-A, Class A4
0.480%	09/15/26	110	102,524

Total Asset-Backed Securities (cost $6,877,759)				6,882,132
Commercial Mortgage-Backed Security — 0.0%
United States
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	202,833
(cost $529,221)
Corporate Bonds — 3.3%
Australia — 0.1%
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	976	966,205
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Germany — 0.1%
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23	653	$650,223
BMW US Capital LLC,
Gtd. Notes, 144A, SOFR Index + 0.380%
5.721%(c)	08/12/24	1,265	1,263,912
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
0.875%	11/22/23(a)	991	984,205
			2,898,340
Netherlands — 0.1%
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes
0.375%	01/12/24	230	226,480
Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)
5.593%(c)	01/12/24	1,607	1,605,238
			1,831,718
United States — 3.0%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.800%	02/10/24	1,334	1,308,410
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.750%	11/14/23	251	250,361
3.850%	06/15/24	433	426,762
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/03/24	500	492,717
Sr. Unsec’d. Notes, SOFR Index + 0.230%
5.571%(c)	11/03/23	803	802,788
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	09/10/24(a)	1,358	1,312,280
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	660	650,725
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/11/24(a)	1,454	1,430,024
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/18/24	659	648,402
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.843%(ff)	02/04/25	1,550	1,524,591
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	663	651,249
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	656	642,357
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	05/17/24	929	911,904

A10

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%
5.791%(c)	11/13/23	710	$709,869
Cencora, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	990	973,841
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/24	677	655,416
Chevron Corp.,
Sr. Unsec’d. Notes
2.895%	03/03/24	478	472,486
Cigna Group (The),
Gtd. Notes
3.500%	06/15/24	651	639,704
Sr. Unsec’d. Notes
0.613%	03/15/24	348	339,596
Citizens Bank NA,
Sr. Unsec’d. Notes
5.284%(ff)	01/26/26	793	748,335
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	656	653,654
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	649	642,774
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	949	936,945
Commonwealth Edison Co.,
First Mortgage
3.100%	11/01/24	390	378,717
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23	662	656,447
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
0.450%	12/08/23	184	181,469
5.750%	07/02/26	173	170,958
Sr. Sec’d. Notes, 144A, SOFR + 0.380%
5.724%(c)	12/15/23	298	297,764
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	1,000	979,950
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	675	656,108
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/24	528	519,662
Dollar General Corp.,
Sr. Unsec’d. Notes
4.250%	09/20/24	652	640,791
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	668	654,083
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
0.500%	11/17/23	995	$988,010
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/23	646	646,000
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month SOFR + 1.272%
6.580%(c)	10/17/23	640	640,179
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.625%	05/15/24	978	946,617
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	1,307	1,292,811
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	03/15/24(a)	976	962,658
3.625%	02/20/24	158	156,511
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
1.450%	04/01/24	294	287,438
5.900%	10/01/24	356	355,627
Hormel Foods Corp.,
Sr. Unsec’d. Notes
0.650%	06/03/24	1,357	1,311,275
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.800%	06/26/25	700	697,013
Sr. Unsec’d. Notes, 144A, MTN
0.875%	06/14/24	289	278,544
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/24	797	788,932
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	418	410,934
Jackson Financial, Inc.,
Sr. Unsec’d. Notes
1.125%	11/22/23	662	657,072
Jackson National Life Global Funding,
Sec’d. Notes, 144A, SOFR + 1.150%
6.495%(c)	06/28/24	654	653,975
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	300	297,587
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.950%	06/06/25	128	127,142
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.625%	07/02/24(a)	510	500,407
Keurig Dr. Pepper, Inc.,
Gtd. Notes
0.750%	03/15/24	670	654,497

A11

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.875%	03/15/24	1,105	$1,094,237
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	659	650,817
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
3.150%	08/15/24	670	654,087
McKesson Corp.,
Sr. Unsec’d. Notes
3.796%	03/15/24	995	984,854
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24	1,309	1,293,315
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
0.972%	02/15/24	650	638,171
Morgan Stanley,
Sr. Unsec’d. Notes, MTN, SOFR + 0.455%
5.790%(c)	01/25/24	550	549,837
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	751	741,855
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR Index + 0.400%
5.741%(c)	11/03/23(a)	968	967,920
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.750%	06/01/24	665	651,097
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24	1,338	1,309,757
Oracle Corp.,
Sr. Unsec’d. Notes
3.400%	07/08/24	649	636,950
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24	579	556,433
Principal Life Global Funding II,
Sec’d. Notes, 144A
0.500%	01/08/24	579	568,955
Sec’d. Notes, 144A, SOFR + 0.450%
5.743%(c)	04/12/24	408	407,345
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.875%	06/15/24	666	651,130
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,012	982,667
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	1,312	1,295,659
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24(a)	663	650,157
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Southwestern Public Service Co.,
First Mortgage
3.300%	06/15/24	382	$375,287
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	991	985,222
Starbucks Corp.,
Sr. Unsec’d. Notes, SOFR Index + 0.420%
5.762%(c)	02/14/24(a)	967	965,555
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	1,150	1,130,545
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	801	788,247
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)
5.930%(c)	06/13/24	1,295	1,296,535
U.S. Bancorp,
Sr. Unsec’d. Notes
3.375%	02/05/24	1,096	1,085,297
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.750%	03/22/24	91	88,827
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.800%	03/15/24	342	333,519
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	359	356,302
4.500%	11/15/23	253	252,405
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.500%	10/15/23	608	605,737
			59,163,089

Total Corporate Bonds (cost $65,012,777)			64,859,352
Floating Rate and Other Loans — 0.0%
United States
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.916%(c)	12/18/26	534	487,695
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 3 Month SOFR + 7.350%
12.740%(c)	06/30/26^	63	49,125
Extended Closing Date Loan (Second Lien), 3 Month SOFR + 7.000%
16.465%(c)	12/31/26	116	80,930
Extended Closing Date Term Loan, 3 Month SOFR + 7.350%
12.740%(c)	06/30/26^	108	88,178

Total Floating Rate and Other Loans (cost $720,787)			705,928

A12

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligation — 0.2%
Federal Home Loan Bank
4.875%	06/14/24	3,750	$3,732,999
(cost $3,742,711)
U.S. Treasury Obligations — 2.6%
U.S. Treasury Notes
0.375%	07/15/24	1,350	1,297,266
0.875%	01/31/24(a)(k)	51,963	51,189,447

Total U.S. Treasury Obligations (cost $52,619,401)			52,486,713

Total Long-Term Investments (cost $1,694,254,609)			1,702,017,240

	Shares
Short-Term Investments — 17.2%
Affiliated Mutual Funds — 14.7%
PGIM Core Ultra Short Bond Fund(wa)	221,232,507	221,232,507
PGIM Institutional Money Market Fund (cost $72,481,182; includes $72,167,159 of cash collateral for securities on loan)(b)(wa)	72,524,103	72,480,588

Total Affiliated Mutual Funds (cost $293,713,688)		293,713,095

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.1%
Bank of America NA
5.800%	05/24/24	345	344,604
Citibank NA
5.800%	03/05/24	517	516,946
Wells Fargo Bank NA
SOFR + 0.600% (Cap N/A, Floor 0.000%)
5.920%(c)	08/02/24	898	896,608

Total Certificates of Deposit (cost $1,760,000)				1,758,158
Commercial Paper(n) — 0.9%
AT&T, Inc.
5.684%	12/20/23	752	742,471
Brighthouse Financial, Inc.
5.545%	10/20/23	1,300	1,295,929
Citigroup Global Markets, Inc.
5.430%	01/08/24	752	740,361
5.521%	11/27/23	929	920,661
Coca-Cola Co. (The)
5.376%	05/21/24	2,250	2,171,012
Thunder Bay Funding LLC
5.565%	11/07/23	1,300	1,292,436
5.782%	06/12/24	1,300	1,247,509
				8,410,379
American Electric Power Service Corp.
5.535%	10/10/23	650	648,917
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(n) (continued)
Avery Dennison Corp.
5.733%	12/14/23	650	$642,291
Brighthouse Financial, Inc.
5.936%	05/29/24	1,271	1,222,459
Duke Energy Corp.
5.740%	02/22/24	600	585,962
Henkel Corp.
5.473%	11/06/23	1,450	1,441,879
L3Harris Technologies, Inc.
5.781%	11/06/23	650	646,195
Marriott International, Inc.
5.579%	10/13/23	650	648,588
National Securities Clearing Corp.
5.445%	10/18/23	2,000	1,994,369
Pacific Life Insurance Co.
5.846%	06/10/24	1,238	1,188,323
Tampa Electric Co.
5.594%	10/16/23	950	947,533
			9,966,516

Total Commercial Paper (cost $18,389,982)			18,376,895
Corporate Bond — 0.1%
United States
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)
5.699%(c)	02/22/24	650,000	649,826
(cost $650,100)
U.S. Treasury Obligations(n) — 1.4%
U.S. Treasury Bills
5.286%	10/10/23	2,650	2,646,902
5.327%	10/19/23	2,650	2,643,391
5.296%	10/24/23	2,600	2,591,616
5.328%	10/31/23	2,650	2,638,745
5.349%	11/07/23	1,400	1,392,608
5.369%	11/21/23	2,650	2,630,438
5.372%	12/07/23	5,200	5,149,394
5.148%	05/16/24	8,000	7,734,739

Total U.S. Treasury Obligations (cost $27,443,080)			27,427,833

Total Short-Term Investments (cost $341,956,850)			341,925,807

TOTAL INVESTMENTS—102.5% (cost $2,036,211,459)			2,043,943,047

Liabilities in excess of other assets(z) — (2.5)%			(49,364,331)

Net Assets — 100.0%			$1,994,578,716

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone

A13

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
CITI	Citibank, N.A.
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
RBC	Royal Bank of Canada
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STOXX	Stock Index of the Eurozone
TD	The Toronto-Dominion Bank
UTS	Unit Trust Security
XAMS	Amsterdam Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $829,843 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,848,289; cash collateral of $72,167,159 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
574	5 Year U.S. Treasury Notes	Dec. 2023	$60,476,284	$250,854
834	10 Year U.K. Gilt	Dec. 2023	95,813,770	(459,741)
2,487	10 Year U.S. Treasury Notes	Dec. 2023	268,751,438	(4,921,254)
201	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	23,856,188	(1,847,130)
328	DJ US Real Estate Index	Dec. 2023	9,977,760	(702,674)
4	Euro STOXX 50 Index	Dec. 2023	177,787	(2,986)
2	FTSE 100 Index	Dec. 2023	187,188	1,755
576	Mini MSCI EAFE Index	Dec. 2023	58,795,200	(1,416,532)
298	Mini MSCI Emerging Markets Index	Dec. 2023	14,236,950	(504,322)
188	Nikkei 225 Index	Dec. 2023	29,939,000	(719,100)
808	S&P 500 E-Mini Index	Dec. 2023	174,750,200	(7,000,774)
256	S&P E-Mini Communication Services Index	Dec. 2023	22,182,400	(510,400)
217	XAE Energy Index	Dec. 2023	20,734,350	67,917
199	XAI E-Mini Industrial Index	Dec. 2023	20,500,980	44,974
129	XAK Technology Index	Dec. 2023	21,522,360	(1,207,701)
				(18,927,114)
A14

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,222	Russell 2000 E-Mini Index	Dec. 2023	$109,894,460	$4,487,617
245	XAB Materials Index	Dec. 2023	20,572,650	(140,880)
301	XAP Consumer Staples Index	Dec. 2023	21,042,910	824,740
322	XAU Utilities Index	Dec. 2023	19,281,360	981,450
				6,152,927
				$(12,774,187)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/30/23	SSB	AUD	11,335	$7,693,950	$7,296,133	$—	$(397,817)
British Pound,
Expiring 10/30/23	BARC	GBP	613	781,787	748,202	—	(33,585)
Expiring 10/30/23	BARC	GBP	282	344,123	344,694	571	—
Expiring 10/30/23	SSB	GBP	1,673	2,134,139	2,042,098	—	(92,041)
Expiring 10/30/23	SSB	GBP	361	449,935	440,209	—	(9,726)
Canadian Dollar,
Expiring 10/30/23	BARC	CAD	746	546,187	549,610	3,423	—
Expiring 10/30/23	SSB	CAD	8,166	6,185,270	6,014,756	—	(170,514)
Expiring 10/30/23	SSB	CAD	1,805	1,323,610	1,329,507	5,897	—
Expiring 10/30/23	SSB	CAD	1,402	1,028,000	1,032,626	4,626	—
Euro,
Expiring 10/30/23	BARC	EUR	1,539	1,682,522	1,628,986	—	(53,536)
Expiring 10/30/23	CITI	EUR	553	587,511	585,778	—	(1,733)
Expiring 10/30/23	CITI	EUR	366	394,038	387,723	—	(6,315)
Expiring 10/30/23	RBC	EUR	760	811,231	804,853	—	(6,378)
Expiring 10/30/23	RBC	EUR	397	426,377	419,874	—	(6,503)
Japanese Yen,
Expiring 10/24/23	BARC	JPY	6,234,762	42,547,821	41,908,463	—	(639,358)
Expiring 10/30/23	RBC	JPY	66,982	465,888	450,725	—	(15,163)
Expiring 10/30/23	SSB	JPY	1,768,015	12,785,423	11,897,024	—	(888,399)
Norwegian Krone,
Expiring 10/30/23	SSB	NOK	5,389	536,034	504,234	—	(31,800)
Swedish Krona,
Expiring 10/30/23	CITI	SEK	217	20,494	19,911	—	(583)
Expiring 10/30/23	RBC	SEK	4,793	453,709	439,226	—	(14,483)
Expiring 10/30/23	SSB	SEK	7,881	752,513	722,270	—	(30,243)
Swiss Franc,
Expiring 10/30/23	BARC	CHF	558	628,409	612,212	—	(16,197)
Expiring 10/30/23	BARC	CHF	341	384,058	373,722	—	(10,336)
Expiring 10/30/23	RBC	CHF	868	1,015,626	950,955	—	(64,671)
Expiring 10/30/23	SSB	CHF	681	791,730	747,043	—	(44,687)
Expiring 10/30/23	SSB	CHF	347	399,535	380,083	—	(19,452)
Expiring 10/30/23	SSB	CHF	315	360,907	345,440	—	(15,467)
				$85,530,827	$82,976,357	14,517	(2,568,987)

A15

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/24/23	BARC	AUD	34,237	$22,059,557	$22,033,264	$26,293	$—
British Pound,
Expiring 10/30/23	BARC	GBP	505	625,730	616,098	9,632	—
Expiring 10/30/23	RBC	GBP	1,012	1,281,884	1,234,816	47,068	—
Expiring 10/30/23	RBC	GBP	504	637,401	615,076	22,325	—
Expiring 10/30/23	SSB	GBP	2,529	3,265,805	3,086,737	179,068	—
Expiring 10/30/23	SSB	GBP	1,025	1,331,070	1,250,598	80,472	—
Danish Krone,
Expiring 10/30/23	BARC	DKK	5,361	773,518	761,140	12,378	—
Expiring 10/30/23	RBC	DKK	6,162	886,501	874,959	11,542	—
Expiring 10/30/23	SSB	DKK	7,271	1,047,234	1,032,352	14,882	—
Expiring 10/30/23	SSB	DKK	3,441	496,623	488,554	8,069	—
Euro,
Expiring 10/30/23	SSB	EUR	1,400	1,565,045	1,482,309	82,736	—
Expiring 10/30/23	SSB	EUR	1,277	1,371,537	1,352,409	19,128	—
Expiring 10/30/23	SSB	EUR	960	1,017,834	1,016,191	1,643	—
Expiring 10/30/23	SSB	EUR	884	982,930	935,741	47,189	—
Expiring 10/30/23	SSB	EUR	556	615,738	588,328	27,410	—
Hong Kong Dollar,
Expiring 10/04/23	RBC	HKD	280	35,820	35,822	—	(2)
Japanese Yen,
Expiring 10/30/23	BARC	JPY	73,783	534,881	496,485	38,396	—
Singapore Dollar,
Expiring 10/30/23	BARC	SGD	4,251	3,218,763	3,114,214	104,549	—
Swedish Krona,
Expiring 10/30/23	TD	SEK	12,891	1,246,838	1,181,407	65,431	—
				$42,994,709	$42,196,500	798,211	(2)
						$812,728	$(2,568,989)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A16